AVAILABLE-FOR-SALE SECURITIES (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Schedule of Available-for-sale Securities
Net proceeds on available-for-sale securities and other			$ 30,700,000	$ 9,300,000
Loss on sale of available-for-sale securities			6,700,000	4,800,000
Estimated fair value	92,150,000		92,150,000		145,411,000
Impairment loss on available-for-sale securities	600,000	3,402,000	12,181,000	3,402,000
Available-for-sale securities in an unrealized gain position
Schedule of Available-for-sale Securities
Cost (net of impairments)	78,272,000		78,272,000		127,344,000
Unrealized gains (losses) in accumulated other comprehensive gain (loss)	13,219,000		13,219,000		16,408,000
Estimated fair value	91,491,000		91,491,000		143,752,000
Available-for-sale securities in an unrealized loss position
Schedule of Available-for-sale Securities
Cost (net of impairments)	709,000		709,000		1,717,000
Unrealized gains (losses) in accumulated other comprehensive gain (loss)	(50,000)		(50,000)		(58,000)
Estimated fair value	659,000		659,000		1,659,000
Impairment loss on available-for-sale securities			$ 600,000
Maximum duration of impairment for investments in available-for-sale securities			3 months